Convertible Notes Payable (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Derivative discounts	$ 149,456	$ 129,422
Beneficial conversion feature discounts		81,648
Original issue discounts		13,164
Loan origination costs		21,951
Total debt discounts	153,024	41,815
Interest Expense [Member]
Derivative discounts	571,183	130,000
Beneficial conversion feature discounts		167,011
Original issue discounts	23,750	21,037
Loan origination costs	57,500	28,750
Total debt discounts	$ 652,433	$ 346,798